Recently Adopted and New Accounting Pronouncements	12 Months Ended
Dec. 31, 2018
Recently Adopted and New Accounting Pronouncements [Abstract]
Recently Adopted and New Accounting Pronouncements [text block]

IFRS 9 Financial Instruments

On January 1, 2018, the Group adopted IFRS 9 “Financial Instruments”, which replaces IAS 39, “Financial Instruments: Recognition and Measurement”. IFRS 9 introduces new requirements on how an entity should classify and measure financial assets, requires changes to the reporting of ‘own credit’ with respect to issued debt liabilities that are designated at fair value, replaces the rules for impairment of financial assets and amends the requirements for hedge accounting. The standard also requires entities to provide users of financial statements with more informative and relevant disclosures. The standard has been endorsed by the European Union (EU).

As a result of IFRS 9, Deutsche Bank has introduced changes to the financial statements presentation. These changes relate to specific line items in the consolidated income statement and consolidated balance sheet.

IFRS 9 incorporates new hedge accounting rules that intend to better align hedge accounting with risk management practices. Generally, some restrictions under IAS 39 rules have been removed and a greater variety of hedging instruments and hedged items become available for hedge accounting. IFRS 9 includes an accounting policy choice to defer the adoption of IFRS 9 hedge accounting and to continue with IAS 39 hedge accounting. The Group has decided to exercise this accounting policy choice and did not adopt IFRS 9 hedge accounting as of January 1, 2018. However, the Group implemented the revised hedge accounting disclosures that are required by the IFRS 9 related amendments to IFRS 7 “Financial Instruments: Disclosures”.

In October 2017, the IASB issued an amendment to IFRS 9 "Prepayment Features with Negative Compensation", which allows entities to measure particular pre-payable financial assets with so-called negative compensation (also known as two way break clauses) at amortized cost or at fair value through other comprehensive income if the prepayment amount substantially represents unpaid principal and interest and reasonable compensation. Reasonable compensation may be positive or negative. Prior to this amendment financial assets with this negative compensation feature would have failed the solely payments of principal and interest test and have been mandatorily measured at fair value through profit or loss. The amendment has been endorsed by the EU and is effective for annual periods beginning on or after January 1, 2019, with early adoption allowed. In the second quarter of 2018, the Group adopted the amendments to IFRS 9 “Prepayment Features with Negative Compensation”. The amendments did not have a material impact on the IFRS 9 Transition Impact Analysis.

IFRS 9 Transition Impact Analysis

The purpose of this section is to describe the key aspects of the changes following the adoption of IFRS 9 with regards to classification and measurement and impairment as well as to provide an overview of the impact on key ratios, regulatory capital, Total Shareholders’ Equity and Risk Weighted Assets (RWA) at Deutsche Bank. This section provides a movement analysis from IAS 39 reported numbers as included in the Deutsche Bank Annual Report 2017 to IFRS 9 numbers as adopted from January 1, 2018.

The transition rules of IFRS 9 do not require a retrospective application to prior periods, accordingly the initial adoption effect is reflected in the opening balance of Shareholders’ equity for the financial year 2018. Comparative periods in this report are presented in the structure according to IAS 39.

Key metrics
		IAS 39	IFRS 9
		Dec 31, 2017	Jan 1, 2018 ¹	Impact
IFRS Total shareholders’ equity	in € m	63,174	62,503	(671)
Common Equity Tier 1 capital fully loaded	in € m	48,300	47,907	(393)
Risk Weighted Assets	in € bn	344	345	0.5
Tier 1 Capital fully loaded	in € m	52,921	52,528	(393)
CET 1 Ratio fully loaded	in %	14.0%	13.9%	13.0%[2]
Leverage Exposure	in € bn	1,395	1,395	(0.4)
Leverage Ratio fully loaded	in %	3.8%	3.8%	3.0%[2]
Leverage Ratio phase-in	in %	4.1%	4.1%	3.0%[2]

[1]Pro forma.

2In bps.

The implementation of IFRS 9 as of January 1, 2018, led to a decrease of Deutsche Bank’s Shareholders’ equity of € 671 million including a tax benefit of € 199 million. Regulatory capital decreased by € 393 million due to a lower deduction of expected credit losses exceeding impairments for these exposures under the regulatory internal rating based approach (IRBA). Fully loaded CET 1 ratio decreased by 13 basis points, higher than earlier estimates due to refinements to the calculation of the impact of reducing the deduction for expected credit losses, and fully loaded Leverage Ratio is lower by 3 basis points.

Deutsche Bank decided not to apply transitional rules for calculating regulatory ratios pursuant to CRR Art. 473a. This section will therefore only refer to the full IFRS 9 impact.

Impact on Regulatory Capital, RWA, and Leverage Exposure

Fully loaded

in € m.	Total shareholders’ equity per accounting balance sheet	Common Equity Tier 1 capital	Tier 1 Capital
Balance as of Dec 31, 2017	63,174	48,300	52,921
IFRS 9 changes from	(870)	(870)	(870)
Classification and Measurement	(193)	(193)	(193)
Impairments	(677)	(677)	(677)
Tax effects from	199	199	199
Classification and Measurement	65	65	65
Impairments	134	134	134
IFRS 9 impact net of tax	(671)	(671)	(671)
Changes to regulatory deductions
Negative amounts resulting from the calculation of expected loss amounts		278	278
Balance as of Jan 1, 2018[1]	62,503	47,907	52,528

[1]Pro forma.

in € bn	Risk Weighted Assets	Leverage Exposure
Balance as of Dec 31, 2017	344	1,395
Changes from	0	(0)
DTA RWA / Change of Total Assets	1	(1)
SA RWA/ Lower Deductions	(0)	0
Balance as of Jan 1, 2018[1]	345	1,395
Ratios as of Dec 31, 2017	14.0%	3.8%
Ratios as of Jan 1, 2018[1]	13.9%	3.8%
Change in bps	(13)	(3)

[1]Pro forma.

Transitional rules

in € m.	Total shareholders’ equity per accounting balance sheet	Common Equity Tier 1 capital	Tier 1 Capital
Balance as of Dec 31, 2017	63,174	50,808	57,631
IFRS 9 changes from	(870)	(870)	(870)
Classification and Measurement	(193)	(193)	(193)
Impairments	(677)	(677)	(677)
Tax effects from	199	199	199
Classification and Measurement	65	65	65
Impairments	134	134	134
IFRS 9 impact net of tax	(671)	(671)	(671)
Changes to regulatory deductions
Negative amounts resulting from the calculation of expected loss amounts		223	278
Balance as of Jan 1, 2018[1]	62,503	50,359[2]	57,238

[1]Pro forma.

[2] Pro forma view considering 80 % phase-in according to CRR transitional rules.

in € bn	Risk Weighted Assets	Leverage Exposure
Balance as of Dec 31, 2017	343	1,396
Changes from	0	0
DTA RWA / Change of Total Assets	1	0
SA RWA/ Lower Deductions	(0)	0
Balance as of Jan 1, 2018[1]	344	1,396
Ratios as of Dec 31, 2017	14.8%	4.1%
Ratios as of Jan 1, 2018[1]	14.6%	4.1%
Change in bps	(15)	(3)

[1]Pro forma.

Main Credit Exposure Categories by Business Divisions

With the introduction of IFRS 9 Deutsche Bank reviewed the way, how the credit risk exposure is presented within the Risk Report The definition of the Main Credit Exposure Categories were expanded and instead of only showing a certain subset of products, it was decided to show all products, regardless of their classification and measurement under IFRS 9 - The below table presents the 2017 comparative amounts for each Main Credit Exposure Category. A description of the categories is included in the Credit Risk Exposure section of the Risk Report.

	Loans		Off-balance sheet		OTC derivatives		Debt securities		Repo and repo- style transactions		Total
	Dec 31,	Dec 31,	Dec 31,	Dec 31,	Dec 31,	Dec 31,	Dec 31,	Dec 31,	Dec 31,	Dec 31,	Dec 31,	Dec 31,
in € m.	2018	2017	2018	2017	2018	2017	2018	2017	2018	2017	2018	2017
Corporate & Investment Bank	164,163	153,473	217,203	206,021	27,028	30,993	90,062	86,272	76,032	99,335	574,488	576,094
Private & Commercial Bank	269,384	270,398	45,969	46,082	353	422	12,387	14,421	260	835	328,353	332,158
Asset Management	68	87	131	69	0	0	419	106	0	0	618	262
Corporate & Other	216	26	351	159	37	15	39,989	42,187	5,175	4,630	45,768	47,017
Total	433,832	423,984	263,654	252,331	27,417	31,430	142,857	142,986	81,467	104,800	949,227	955,531

Classification and Measurement

The following table provides an overview of the impact of the changes to total assets under classification and measurement from IAS 39 as of December 31, 2017 to IFRS 9 as of January 1, 2018, excluding allowances for On- and Off-Balance Sheet positions, affected by IFRS 9.

in € m.	IAS 39 carrying amount Dec 31, 2017 (i)	Reclassi- fications (ii)	Remeasure- ments (iii)	IFRS 9 carrying amount Jan 1, 2018 (iv=i+ii+iii)
Fair Value through Profit or Loss
From Available for Sale (IAS 39)	-	2,535	(3)	-
From Amortized Cost (IAS 39)	-	41,914	(3)	-
To Amortised Cost (IFRS 9)	-	(5,900)	-	-
To Fair Value through Other Comprehensive Income (IFRS 9)	-	(6,508)	-	-
Total Fair Value through Profit or Loss	636,970	32,041	(6)	669,004
Fair Value through Other Comprehensive Income
From Available for Sale (IAS 39)	-	41,219	(104)	-
From Amortized Cost (IAS 39)	-	9,943	64	-
From Fair Value through Profit or Loss (IAS 39)	-	6,508	-	-
To Amortised Cost (IFRS 9)	-	-	-	-
To Fair Value through Profit or Loss (IFRS 9)	-	-	-	-
Total Fair Value through Other Comprehensive Income	-	57,671	(40)	57,631
Amortised Cost
From Amortized Cost (IAS 39)	-	-	-	-
From Available for Sale (IAS 39)	-	5,642	24	-
From Fair Value through Profit or Loss (IAS 39)	-	5,900	(184)	-
To Fair Value through Other Comprehensive Income (IFRS 9)	-	(6,773)	-	-
To Fair Value through Profit or Loss (IFRS 9)	-	(41,914)	-	-
Total Amortised Cost	780,721	(37,145)	(159)	743,417
Tax Assets	8,396	-	230	8,626
Available for Sale (IAS 39)	49,397	(49,397)	-	-
Held to Maturity (IAS 39)	3,170	(3,170)	-	-
Total Financial Asset balances affected by IFRS 9, Reclassifications and Remeasurements	1,478,654	0	24	1,478,678

Impairment

The following table provides an overview of IAS 39 allowance for all debt instruments that are measured at amortized costs or fair value through other comprehensive income and off balance sheet lending commitments, including financial guarantees (referred to as On- and Off-Balance Sheet positions in the table below) as of December 31, 2017 to the IFRS 9 expected credit loss allowance as of January 1, 2018.

in € m.	IAS 39 Allowance for On-and Off- Balance Sheet positions as at Dec 31, 2017 (i)	Changes due to reclassifications (ii)	Changes due to the introduction of the IFRS 9 ECL model (iii)	IFRS 9 Allowance for On-and Off- Balance Sheet Positions as at Jan 1, 2018 (iv=i+ii+iii)
Fair Value through profit or loss
From available for sale (IAS 39)	-	-	-	-
From amortized cost (IAS 39)	-	-	-	-
To amortized cost (IFRS 9)	-	-	-	-
To fair value through other comprehensive income (IFRS 9)	-	-	-	-
Total Fair Value through Profit or Loss	-	-	-	-
Fair Value through other comprehensive income
From available for sale (IAS 39)	-	-	12	12
From amortized cost (IAS 39)	-	-	0	0
From fair value through profit or loss (IAS 39)	-	-	-	-
To amortized cost (IFRS 9)	-	-	-	-
To fair value through profit or loss (IFRS 9)	-	-	-	-
Total Fair Value through Other Comprehensive Income	-	-	12	12
Amortized cost
From amortized cost (IAS 39)	3,856	-	737	4,594
From available for sale (IAS 39)	-	-	-	-
From fair value through profit or loss (IAS 39)	-	-	9	9
To fair value through other comprehensive income (IFRS 9)	10	(10)	-	-
To fair value through profit or loss (IFRS 9)	55	(55)	-	-
Total Amortized Cost	3,921	(65)	746	4,603
Total On Balance Sheet Positions affected by IFRS 9 ECL Model	3,921	(65)	758	4,615
Off Balance Sheet	285	-	(6)	280
Total On- and Off Balance Sheet Positions affected by IFRS 9 ECL Model	4,207	(65)	753	4,894

IFRS 15 Revenue from Contracts with Customers

On January 1, 2018, the Group adopted IFRS 15, “Revenue from Contracts with Customers” (including the amendments issued subsequently to the original issuance of IFRS 15), which specifies how and when revenue is recognized, but does not impact income recognition related to financial instruments in scope of IFRS 9. The new requirements replace several other IFRS standards and interpretations that governed revenue recognition under IFRS and provides a single, principles-based five-step model to be applied to all contracts with customers. The Standard also requires entities to provide users of financial statements with more informative and relevant disclosures. The Group has exercised the initial application relief and applied the cumulative effect method, which allowed the Group to apply IFRS 15 to reporting periods beginning on or after January 1, 2018. IFRS 15 did not have a material impact on the Group’s consolidated financial statements. The impact has been limited to the presentation of enhanced disclosures, including a disaggregation of the Group’s revenue types prior to deduction of associated expenses.

New Accounting Pronouncements

The following accounting pronouncements were not effective as of December 31, 2018 and therefore have not been applied in preparing these financial statements.

IFRS 3 Business Combinations

In October 2018, the IASB issued amendments to IFRS 3 “Business Combinations”. These amendments clarify the determination of whether an acquisition made is of a business or a group of assets. The amended definition of a business emphasises that the output of a business is to provide goods and services to customers, whereas the previous definition focused on returns in the form of dividends, lower costs or other economic benefits to investors and others. Distinguishing between a business and a group of assets is important because an acquirer recognises goodwill only when acquiring a business. The amendments will be effective for annual periods beginning on or after January 1, 2020 with early adoption permitted. The amendments will not have a material impact on the Group’s consolidated financial statements. These amendments have yet to be endorsed by the EU.

IFRS 16 Leases

In January 2016, the IASB issued IFRS 16, “Leases”, which introduces a single lessee accounting model and requires a lessee to recognize assets and liabilities for all leases with a term of more than 12 months, unless the underlying asset is of low value. A lessee is required to recognize a right-of-use asset representing its right to use the underlying leased asset and a lease liability representing its obligation to make lease payments. There will be only minor changes to the current accounting for lessors. The standard also requires entities to provide users of financial statements with more informative and relevant disclosures. IFRS 16 is effective for annual periods beginning on or after January 1, 2019. The standard has been endorsed by the EU.

The Group has analyzed the impact of the initial application of IFRS 16 in a Group-wide implementation program. The majority of leases are for land and buildings; other categories are company cars and technical/IT equipment.

The Group will apply the practical expedient in IFRS 16 to contracts that were identified as leases applying IAS 17, “Leases”, and IFRIC 4, “Determining whether an Arrangement contains a Lease”, on transition.

The Group has chosen to apply the modified retrospective transition approach, without restatement of comparative figures. Under the modified retrospective approach, the Group can choose on a lease by lease basis to either (i) measure the right-of-use asset at the same amount as the lease liability, or (ii) to measure the right-of-use asset retrospectively using the transition discount rate. For approach (ii), the resulting difference between the right-of-use asset and the lease liability will be recognized as an adjustment to the opening balance of retained earnings on transition.

On initial application the Group will apply approach (i) to leases classified as operating leases under IAS 17 except for larger property leases where the Group will elect to apply approach (ii) which is expected to result in an adjustment to the opening balance of retained earnings on transition of € 150 million, taking deferred taxes into account.

In addition, provisions previously recognized for onerous operating leases as well as accrued operating liabili-ties will be derecognized upon transition, and the value of the right-of-use assets will be reduced by that same amount.

The expected impact upon adoption will result in an approximately € 3.3 billion and € 3.5 billion increase in the balance sheet related to the recognition of right of use assets and corresponding liabilities, respectively. This will lead to an overall reduction in the Group’s total shareholders’ equity of € 150 million, taking deferred taxes into account. These estimates may change as the Group finalizes its implementation project in the first quarter of 2019.

IFRS 17 Insurance Contracts

In May 2017, the IASB issued IFRS 17, “Insurance Contracts”, which establishes the principles for the recognition, measurement, presentation and disclosure of insurance contracts within the scope of the standard. IFRS 17 replaces IFRS 4 which has given companies dispensation to carry on accounting for insurance contracts using national accounting standards, resulting in a multitude of different approaches. IFRS 17 solves the comparison problems created by IFRS 4 by requiring all insurance contracts to be accounted for in a consistent manner, benefiting both investors and insurance companies. Insurance obligations will be accounted for using current values – instead of historical cost. The information will be updated regularly, providing more useful information to users of financial statements. IFRS 17 is effective for annual periods beginning on or after January 1, 2021. Based on the Group’s current business activities it is expected that IFRS 17 will not have a material impact on the Group’s consolidated financial statements. The standard has yet to be endorsed by the EU.

Improvements to IFRS 2015-2017 Cycles

In December 2017, the IASB issued amendments to multiple IFRS standards, which resulted from the IASB’s annual improvement project for the 2015-2017 cycles. This comprises amendments that result in accounting changes for presentation, recognition or measurement purposes as well as terminology or editorial amendments related to IFRS 3 “Business combinations”, IAS 12 “Income taxes” and “IAS 23 Borrowing costs”. The amendments will be effective for annual periods beginning on or after January 1, 2019, with early adoption permitted. The Group expects that the amendments will not have a material impact on the Group’s consolidated financial statements. The amendments have yet to be endorsed by the EU.